Additional Financial Information	12 Months Ended
Dec. 31, 2015
Additional Financial Information [Abstract]
Additional Financial Information

NOTE 18. ADDITIONAL FINANCIAL INFORMATION

	December 31,
Consolidated Balance Sheets	2015	2014
Customer fulfillment costs (included in Other current assets)	$2,923	$2,720
Accounts payable and accrued liabilities:
Accounts payable	$21,047	$14,984
Accrued payroll and commissions	2,629	1,967
Current portion of employee benefit obligation	1,766	1,842
Accrued interest	1,974	1,597
Other	2,956	3,202
Total accounts payable and accrued liabilities	$30,372	$23,592

Consolidated Statements of Income	2015	2014	2013
Advertising expense	$3,632	$3,272	$3,268
Interest expense incurred	$4,917	$3,847	$4,224
Capitalized interest	(797)	(234)	(284)
Total interest expense	$4,120	$3,613	$3,940

Consolidated Statements of Cash Flows	2015	2014	2013
Cash paid during the year for:
Interest	$4,822	$4,099	$4,302
Income taxes, net of refunds	1,851	1,532	1,985

No customer accounted for more than 10% of consolidated revenues in 2015, 2014 or 2013.

Labor Contracts As of January 31, 2016, we employed approximately 281,000 persons. Approximately 45 percent of our employees are represented by the Communications Workers of America, the International Brotherhood of Electrical Workers or other unions. Four-year contracts covering approximately 24,000 traditional wireline employees in our Southeast region were ratified on December 4, 2015. Contracts covering approximately 9,000 mobility employees in the Southwest region and nearly 16,000 traditional wireline employees in our West region will expire in 2016. After expiration of the current agreements, work stoppages or labor disruptions may occur in the absence of new contracts or other agreements being reached. A separate contract covering only benefits with approximately 40,000 employees in our mobility business expires in 2016, though there is a no strike/no lock-out clause. Contracts covering wages and other non-benefit working terms for these mobility employees are structured on a regional basis.